Property and Equipment, Net - Summary of Property and Equipment (Detail) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Property Plant And Equipment [Line Items]
Property and equipment, gross	$ 159,024	$ 87,714	$ 44,565
Less: accumulated depreciation and amortization	(11,466)	(7,500)	(4,580)
Total	147,558	80,214	39,985
Land [Member]
Property Plant And Equipment [Line Items]
Property and equipment, gross	5,717	4,498	2,547
Buildings and Leasehold Improvements [Member]
Property Plant And Equipment [Line Items]
Property and equipment, gross	93,295	51,111	19,569
Laboratory and Manufacturing Equipment [Member]
Property Plant And Equipment [Line Items]
Property and equipment, gross	22,791	6,131	2,815
Office and Computer Equipment [Member]
Property Plant And Equipment [Line Items]
Property and equipment, gross	3,510	970	571
Assets under Capital Lease [Member]
Property Plant And Equipment [Line Items]
Property and equipment, gross	10,069	9,661	9,191
Construction in Process [Member]
Property Plant And Equipment [Line Items]
Property and equipment, gross	$ 23,642	$ 15,343	$ 9,872